Significant accounting policies - Useful Lives of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Unit-production method
Maximum
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Unit-production method
Water rights | Minimum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Water rights | Maximum
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Rights of way | Minimum
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Rights of way | Maximum
Significant accounting policies [Line Items]
Description of useful life, intangible assets other than goodwill	Indefinite
Corfo Mining properties | Minimum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Corfo Mining properties | Maximum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
Intellectual property | Minimum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
Intellectual property | Maximum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years
IT programs | Minimum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
IT programs | Maximum
Significant accounting policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	9 years